Pro Forma net Sales and Net Income (Detail) - USD ($) $ in Millions	2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Business Combinations (Details) [Line Items]
Net sales		$ 378.7	$ 1,464.1
Net income		$ 34.8	$ 90.5
Hanwha SolarOne
Business Combinations (Details) [Line Items]
Net sales	$ 189.6
Net income	4.9
Comprehensive income	$ 7.1